Significant Accounting Policies - Property and Equipment (Details)	3 Months Ended
Mar. 31, 2017
Computers and software
Property, Plant and Equipment [Line Items]
Useful life	4 years
Equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture
Property, Plant and Equipment [Line Items]
Useful life	5 years